Liquidated Damages Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Liquidated Damages Payable

9. Liquidated Damages Payable

Liquidated damages were recorded as a result of the following: (i) certain registration rights agreements provide for damages if the Company does not register certain shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”); and (ii) certain securities purchase agreements provide for damages if the Company does not maintain its periodic filings with the SEC within the requisite time frame (the “Public Information Failure Damages”).

Obligations with respect to the liquidated damages payable are summarized as follows:

	As of September 30, 2023 (unaudited)
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	618	626	681	1,925
Convertible debentures	-	704	343	1,047
Series J convertible preferred stock	932	932	692	2,556
Series K convertible preferred stock	263	226	261	750
Total	$1,828	$2,488	$1,977	$6,293

	As of December 31, 2022
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	618	626	570	1,814
Convertible debentures	-	704	280	984
Series J convertible preferred stock	932	932	525	2,389
Series K convertible preferred stock	437	478	220	1,135
Total	$2,002	$2,740	$1,595	$6,337

(1)	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).

As of September 30, 2023 and December 31, 2022, the short-term liquidated damages payable were $6,293 and $5,843, respectively, and the long-term liquidated damages payable were, $0 and $494, respectively. The long-term portion was converted into shares of the Company’s common stock, as further described below. The Company will continue to accrue interest on the liquidated damages balance at 1.0% per month based on the balance outstanding as of September 30, 2023, or $6,293, until paid. There is no scheduled date when the unpaid liquidated damages become due. The Series K convertible preferred stock remains subject to Registration Rights Damages and Public Information Failure Damages, which will accrue in certain circumstances, limited to 6% of the aggregate amount invested.

On February 8, 2023, the Company entered into a stock purchase agreement with an investor, where the Company was liable for liquidated damages, pursuant to which the Company agreed to the issue 47,252 shares of its common stock at a price equal to $10.56 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the sixty (60) previous trading days), to the investor in lieu of an aggregate of $499 owed in liquidated damages as of the conversion date. On February 10, 2023 and April 10, 2023, the Company issued 35,486 and 11,766 shares of its common stock, respectively, in satisfaction of the liquidated damages. The Company prepared and filed a registration statement covering the resale of these shares of the Company’s common stock issued in lieu of payment of these liquidated damages in cash. During the nine months ended September 30, 2023, the Company recorded $369 ($45 on April 10, 2023 and $324 on February 10, 2023) in connection with the issuance of shares of the Company’s common stock and a gain of $130 ($84 on April 10, 2023 and $46 on February 10, 2023) on the settlement of the liquidated damages, totaling $499, which was recorded in additional paid-in capital on the condensed consolidated statement of stockholders’ deficiency.

16. Liquidated Damages Payable

Liquidated Damages payable are summarized as follows (capitalized terms are described herein):

	As of December 31, 2022
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H Preferred Stock	618	626	570	1,814
Convertible debentures	-	704	280	984
Series J Preferred Stock	932	932	525	2,389
Series K Preferred Stock	437	478	220	1,135
Total	$2,002	$2,740	$1,595	$6,337

(1)	Shares of common stock issuable to MDB Capital Group, LLC (“MDB”).

As of December 31, 2022, the short-term and long-term liquidated damages payable were $5,843 and $494, respectively, totaling $6,337. The long-term portion was converted into shares of the Company’s common stock (see Note 29 under the heading of Liquidated Damages). The Company will continue to accrue interest on the Liquidated Damages balance at 1% per month based on the balance outstanding until paid. There is no scheduled date when the unpaid Liquidated Damages become due. The Series K Preferred Stock (as defined below) remains subject to Registration Rights Damages and Public Information Failure Damages, which will accrue in certain circumstances, limited to 6% of the aggregate amount invested (see Note 16).

	As of December 31, 2021
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H Preferred Stock	1,164	1,172	792	3,128
Convertible debentures	-	873	242	1,115
Series I Preferred Stock	1,386	1,386	613	3,385
Series J Preferred Stock	1,560	1,560	490	3,610
Series K Preferred Stock	180	722	50	952
Total	$4,305	$5,713	$2,187	$12,205

(1)	Shares of common stock issuable to MDB.

As of December 31, 2021, the short-term and long-term liquidated damages payable were $5,197 and $7,008, respectively, totaling $12,205. The long-term portion was converted into shares of the Company’s common stock on January 24, 2022 (see Note 22, under the heading Common Stock for Liquidated Damages).

Information with respect to the Liquidated Damages recognized on the consolidated statements of operations is provided in Note 24.